Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended
	Sep. 05, 2014	Apr. 15, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Stockholders' equity			$ 141,540	$ 68,094	$ 52,210	$ 36,337
Shares outstanding, equity stock split ratio	2	2
Common stock, par value			$ 0.01	$ 0.01	$ 0.01
Total Preferred Stock and Stockholders' Deficit
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Stockholders' equity					$ (50,800)